Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Purchased Loans (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Purchase price	¥ 14	¥ 1,209	¥ 1,954	¥ 2,629
Allowance for credit losses at acquisition date	2,294	117	4,389	1,869
Discount or premium attributable to other factors	2	56	228	178
Par value	¥ 2,310	¥ 1,382	¥ 6,571	¥ 4,676